Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarized the Group’s restricted shares movement during the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	14,447,616	8,094,901	6,930,235
Vested	(6,352,715)	(1,164,666)	(6,930,235)
Outstanding at December 31,	8,094,901	6,930,235	—

To present these restricted shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	2021	2022	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	1,889,882	1,009,724	496,752
Vested	(880,158)	(512,972)	(496,752)
Outstanding at December 31,	1,009,724	496,752	—

Summary of Company's Share Options

The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the years ended December 31, 2021 and 2022:

	2021		2022
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	151,133,235	$0.169	155,059,183	$0.203
Granted	39,715,000	0.279	11,500,000	0.310
Exercised	(6,511,135)	0.022	(8,552,187)	0.046
Forfeited	(29,277,917)	0.169	(22,027,291)	0.232
Outstanding at December 31,	155,059,183	0.203	135,979,705	0.217
Exercisable at the end of the year	78,269,054		67,667,737

To present the Company's share options to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these share options would have been presented as follows during the years ended December 31, 2021, 2022 and 2023:

	2021		2022		2023
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	10,833,079	$2.358	11,114,486	$2.832	9,746,889	$3.027
Options granted	2,846,731	3.892	824,309	4.325	3,048,310	9.927
Exercised	(466,712)	0.307	(613,012)	0.642	(62,443)	1.397
Forfeited	(2,098,612)	2.238	(1,578,894)	3.237	(808,341)	0.570
Outstanding at December 31,	11,114,486	2.832	9,746,889	3.027	11,924,415	4.615
Exercisable at the end of the year	5,610,248		4,850,356		7,859,478

Summary of Share-Based Payment Transactions

The key inputs into the model were as follows:

	Years ended December
	2021	2022	2023
Grant date option fair value per share	$0.1430-0.1544	$0.0933-0.1517	$0.01-0.511
Exercise price	$0.26-0.31	$0.31	$0.07-0.72
Grant date option fair value per share as converted	$1.995-2.154	$1.302-2.116	$0.14-7.127
Exercise price as converted	$3.63-4.32	$4.32	$0.94-10.01
Expected volatility (note i)	75%-80%	75%-77.5%	72.5%
Expected life	6.078 years	6.078 years	6.250 years
Risk-free rate	0.51%-1.09%	1.35%-3.98%	3.67%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

Summary of Restricted stock

There were no restricted stocks issued under the 2016 Plan during the years ended December 31, 2021 and 2022. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stocks under the 2023 Plan for the year December 31, 2023.

	Year ended December 31, 2023
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2023	—	$—
Restricted stock granted	207,945	$5.410
Outstanding at December 31, 2023	207,945	$5.410
Exercisable at the end of the year	—